Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	32.27%	16.90%
Russell 2000® Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.44%	22.51%
Morningstar U.S. Small Cap Broad Growth TR USD Extended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.62%	22.06%